As filed with the Securities and Exchange Commission on October 6, 2008
                                                  Commission File Nos. 333-81266
                                                                       811-08401

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 --------------

                                    FORM N-4
                                 --------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                | |

Post-Effective Amendment No. 20            |X|

                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 138                          |X|

                                 --------------
                            JNLNY Separate Account I
                           (Exact Name of Registrant)
                                 --------------

               Jackson National Life Insurance Company of New York
                               (Name of Depositor)

                2900 Westchester Avenue, Purchase, New York 10577
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (888) 367-5651

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:

                               Anthony L. Dowling, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951

It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b)
_X_  on October 6, 2007, pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts.

                        Supplement dated October 6, 2008
                   To The Prospectus Dated March 31, 2008 For

                                PERSPECTIVE FOCUS
                          FIXED AND VARIABLE ANNUITY(R)

        Issued by JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)
                        Through JNLNY SEPARATE ACCOUNT I

This supplement updates the prospectus. Please read and keep it together with your copy of the prospectus for future reference.

--------------------------------------------------------------------------------
*On the cover page, please replace the third paragraph with the following:

93 Investment Divisions of Jackson National Separate Account - I (the "Separate Account") each of which purchases shares of one Fund of JNL Series Trust or JNL Variable Fund LLC mutual funds with a full range of investment objectives:

--------------------------------------------------------------------------------
*On the back of the cover page, please replace the corresponding section with the following:

     A variety of optional features that, for additional charges, give you the flexibility to add additional benefits to your base Contract, according to your personal preferences, including:

     o    1 type of optional death benefit;

     o a "Contract Enhancement" (under which we credit your Contract Values with 2% of each premium payment you make in the first Contract Year);

     o 5 Guaranteed Minimum Withdrawal Benefits (that, subject to specific conditions, generally permit you to make partial withdrawals, prior to the Income Date that, in total, equal the amount of net premium payments made (if elected after issue, the Contract Value, less any recapture charges, will be used instead of the net premium payment at issue)). Currently, you may elect this benefit after issue, however we reserve the right to limit availability to the Issue Date; and

     o a Guaranteed Minimum Income Benefit (that guarantees a minimum fixed income benefit under certain life contingent options after a period of at least 7 Contract Years, subject to specific conditions).

--------------------------------------------------------------------------------
*Under KEY FACTS, in the subsection entitled "Optional Features," within the third bullet, effective October 6, 2008, there are five Guaranteed Minimum Withdrawal Benefits included as optional features in the Contract, as opposed to six.

--------------------------------------------------------------------------------
*Six new Investment Divisions of the Separate Account are available, each of which invests in the following funds - all Class A shares:

         JNL SERIES TRUST
         JNL/Goldman Sachs Emerging Markets Debt Fund
         JNL/M&G Global Basics Fund
         JNL/M&G Global Leaders Fund
         JNL/Mellon Capital Management European 30 Fund
         JNL/Mellon Capital Management Pacific Rim 30 Fund
         JNL/Red Rocks Listed Private Equity Fund

*Also, please note the following fund name change:

     JNL SERIES TRUST
          JNL/AIM Global Real Estate Fund (formerly, JNL/AIM Real Estate Fund)

--------------------------------------------------------------------------------
*Under FEES AND EXPENSES TABLES, with the fee table entitled "Periodic Expenses," please replace the corresponding grouping of optional benefits with the following.

-------------------------------------------------------------------------------------------------- ----------
-------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Maximum Annual Charge ("FutureGuardSM") (11)                     0.30%
7% Guaranteed Minimum Withdrawal Benefit Maximum Annual Charge (no longer offered as of March
    31, 2008)("SafeGuard 7 PlusSM") (12)                                                           0.75%
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Maximum Annual Charge ("SafeGuard
    MaxSM") (13)                                                                                   0.81%
5% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 5SM") (14)                           1.47%
6% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 6SM") (15)                           1.62%
5% GMWB Without Step-Up Maximum Annual Charge (no longer offered as of October 6, 2008)
    ("MarketGuard 5SM") (16)                                                                       0.51%
5% For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of
    March 31, 2008)("LifeGuard AdvantageSM") (17)                                                  1.50%
For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31,
    2008)("LifeGuard AscentSM") (18)                                                               1.50%
Joint For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31,
    2008)("LifeGuard Ascent With Joint Option") (19)                                               1.71%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard FreedomSM GMWB")
    (20)                                                                                           1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard Freedom GMWB
    With Joint Option") (21)                                                                       1.86%
-------------------------------------------------------------------------------------------------- ----------

--------------------------------------------------------------------------------
*Under FEES AND EXPENSES TABLES, please replace the "Total Annual Fund Operating Expenses" table with the following.

---------------------------------------------

               Minimum: 0.58%

               Maximum: 2.22%

---------------------------------------------

--------------------------------------------------------------------------------
*Under FEES AND EXPENSES TABLES, with the fee table entitled "Fund Operating Expenses," please note the expenses charged by the following six newly available funds. In addition, please note the revised expenses charged by the JNL/AIM Global Real Estate Fund, formerly, JNL/AIM Real Estate Fund; the JNL/Credit Suisse Long/Short Fund; the JNL/PAM Asia ex-Japan Fund; and the JNL/PAM China-India Fund. Also, the below footnotes replace the corresponding footnotes in the prospectus.

------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
------------------------------------------------------------   Management       Service        Other                       Annual
                    Fund Operating Expenses
   (As an annual percentage of the Fund's average daily net                                                 Acquired
                            assets)                                                                        Fund Fees
                                                                                                              and
                                                                  and                                      Expenses C     Operating
                           Fund Name                          Admin Fee A     (12b-1) Fee    Expenses B                   Expenses
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
JNL/AIM Global Real Estate F                                     0.86%           0.20%         0.01%         0.01%          1.08%
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
JNL/Credit Suisse Long/Short F                                   0.95%           0.20%        1.06% D        0.01%          2.22%
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
JNL/Goldman Sachs Emerging Markets Debt                          0.90%           0.20%         0.01%         0.00%          1.11%
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
JNL/M&G Global Basics                                            1.00%           0.20%         0.01%         0.00%          1.21%
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
JNL/M&G Global Leaders                                           1.00%           0.20%         0.01%         0.00%          1.21%
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
JNL/Mellon Capital Management European 30                        0.57%           0.20%         0.01%         0.00%          0.78%
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
JNL/Mellon Capital Management Pacific Rim 30                     0.57%           0.20%         0.01%         0.00%          0.78%
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
JNL/PAM Asia ex-Japan F                                          1.05%           0.20%         0.00%         0.08%          1.33%
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
JNL/PAM China-India F                                            1.10%           0.20%         0.00%         0.08%          1.38%
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
JNL/Red Rocks Listed Private Equity                              1.00%           0.20%         0.01%         0.00%          1.21%
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------

A    Certain   Funds  pay  Jackson   National   Asset   Management,   LLC,   the
     Administrator, an administrative fee for certain services provided to the Fund by the Administrator.

     The JNL/AIM Global Real Estate Fund, the JNL/AIM International Growth Fund, the JNL/Capital Guardian International Small Cap Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Credit Suisse Global Natural Resources Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/Goldman Sachs Emerging Markets Debt Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/M&G Global Basics Fund, the JNL/M&G Global Leaders Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/PAM Asia Ex-Japan Fund, the JNL/Red Rocks Listed Private Equity Fund, and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Mellon Capital Management Bond Index Fund, the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, the JNL/Mellon Capital Management NYSE(R) International 25 Fund, the JNL/Mellon Capital Management European 30 Fund, and the JNL/Mellon Capital Management Pacific Rim 30 Fund pay an administrative fee of 0.15%.

     The JNL/Mellon Capital Management NYSE(R) International 25 Fund, the JNL/Mellon Capital Management European 30 Fund, the JNL/Mellon Capital Management Pacific Rim 30 Fund, and the JNL/PAM China-India Fund pay an administrative fee of 0.20%.

     The JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, and all of the JNL/S&P Funds except the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund pay an administrative fee of 0.05%.

     All other Funds pay an administrative fee of 0.10%.

     The Management and  Administrative  Fee and the Annual  Operating  Expenses
     columns  in  this  table   reflect   the   inclusion   of  the   applicable
     administrative fee.

B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

C Acquired Fund Fees and Expenses. The expenses shown represent the Funds' pro rata share of fees and expenses of investing in mutual funds, including money market funds used for purposes of investing available cash balances.

D Amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs fees in connection with the borrowing of securities related to short sale transactions. For December 31, 2007, total cost of short sales transactions to the JNL/Credit Suisse Long/Short Fund, and JNL/Franklin Templeton Mutual Shares Fund was 1.06% and 0.01%, respectively.

E Amounts are based on the allocations to underlying funds during the period ended December 31, 2007. Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

F The management/administrative fee has been restated to reflect a contract amendment; the fee was adjusted to the level shown in the table above.

--------------------------------------------------------------------------------
*Under FEES AND EXPENSES TABLES, please replace the corresponding example with the following.

                                     EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and Fixed Account.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the example. The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes the maximum Fund fees and expenses and the cost if you select the most expensive Optional Death Benefit Endorsement, the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge), and the 2% Contract Enhancement Endorsement. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

         1 year         3 years        5 years       10 years
         $1,662         $2,630         $3,092        $5,781

If you annuitize at the end of the applicable time period (no additional fees upon annuitization):

         1 year *       3 years        5 years       10 years
         $1,662         $2,630         $3,092        $5,781

* Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

If you do not surrender your Contract:

         1 year         3 years        5 years       10 years
         $662           $1,955         $3,092        $5,781

The example does not represent past or future expenses. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
*Under INVESTMENT DIVISIONS, with the JNL Series Trust, please add the following information about the newly available funds.

--------------------------------------------------------------------------------
JNL/Goldman Sachs Emerging Markets Debt Fund
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International (sub-sub-adviser))

          Seeks a high level of total return consisting of income and capital appreciation, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.

--------------------------------------------------------------------------------
JNL/M&G Global Basics Fund
     Jackson National Asset Management, LLC (and M&G Investment Management Limited)

          Seeks to maximize long-term capital growth by investing in companies operating in basic industries ("primary" and "secondary" industries), and also in companies that service these industries. The Fund may also invest in other global equities.

--------------------------------------------------------------------------------
JNL/M&G Global Leaders Fund
     Jackson National Asset Management, LLC (and M&G Investment Management Limited)

          Seeks to maximize long-term total return (the combination of income and growth of capital) by investing in stocks selected from the full spectrum of leading companies world-wide. The Fund aims to achieve consistent returns in the global equity funds sector.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management European 30 Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Europe Index.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Pacific Rim 30 Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Pacific Index.

--------------------------------------------------------------------------------
JNL/Red Rocks Listed Private Equity Fund
     Jackson National Asset Management, LLC (and Red Rocks Capital LLC)

          Seeks maximum total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies ("Listed Private Equity Companies"), and
          (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

--------------------------------------------------------------------------------
*Under INVESTMENT DIVISIONS, with the JNL Series Trust, please replace the fund objectives for the following corresponding Funds.

--------------------------------------------------------------------------------
JNL/AIM International Growth Fund
     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.))

          Seeks long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international equity securities whose issuers are considered by the Fund's portfolio managers to have strong fundamentals and/or accelerating earnings growth.

--------------------------------------------------------------------------------
JNL/AIM Large Cap Growth Fund
     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.))

          Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

--------------------------------------------------------------------------------
JNL/AIM Global Real Estate Fund
     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.) and sub-sub-advisers: Invesco Institutional (N.A.), Inc. (f/k/a INVESCO Institutional (N.A.), Inc.); and Invesco Asset Management Limited)

          Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies, including real estate investment trusts located in the U.S. and foreign countries. The Fund will normally invest in securities of companies located in at least three different countries, including the United States.

--------------------------------------------------------------------------------
JNL/AIM Small Cap Growth Fund
     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.)

          Seeks long-term growth of capital by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.

--------------------------------------------------------------------------------
JNL/Credit Suisse Global Natural Resources Fund
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited (sub-sub-adviser))

          Seeks long-term capital growth by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in worldwide companies active in the extraction, production, processing and trading of the following products: chemicals, building materials, metal and other raw materials, timber and paper products, containers and packaging as well as companies in the energy resources sector.

--------------------------------------------------------------------------------
JNL/Credit Suisse Long/Short Fund
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management,
     LLC)

          Seeks total return by investing through an active quantitative equity management strategy that allows the portfolio to simultaneously invest in stocks and to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.

--------------------------------------------------------------------------------
JNL/Eagle Core Equity Fund
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

          Seeks long-term growth through capital appreciation and, secondarily, current income by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities consisting primarily of common stocks of large U.S. companies.

--------------------------------------------------------------------------------
JNL/Franklin Templeton Mutual Shares Fund
     Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

          Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing mainly in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of companies in any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). The Fund invests predominately (80% or more) in mid- and large-cap companies with market capitalization greater than $1.5 billion at the time of investment, but it may invest a significant portion of its assets in small-cap companies as well.

--------------------------------------------------------------------------------
JNL/Goldman Sachs Core Plus Bond Fund
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International (sub-sub-adviser))

          Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

--------------------------------------------------------------------------------
JNL/Goldman Sachs Mid Cap Value Fund
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

          Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of market capitalization of companies constituting the Russell Midcap(R) Value Index at the time of investing.

--------------------------------------------------------------------------------
JNL/Goldman Sachs Short Duration Bond Fund
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

          Seeks a high level of current income, and secondarily, the potential for capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities (including derivatives on such securities). Normally the portfolio will focus on high quality securities.

--------------------------------------------------------------------------------
JNL/JPMorgan International Value Fund
     Jackson  National  Asset  Management,   LLC  (and  J.P.  Morgan  Investment
     Management Inc.)

          Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.

--------------------------------------------------------------------------------
JNL/JPMorgan MidCap Growth Fund
     Jackson  National  Asset  Management,   LLC  (and  J.P.  Morgan  Investment
     Management Inc.)

          Seeks capital growth over the long-term by investing primarily in common stocks of mid-cap companies which its sub-adviser, J.P. Morgan Investment Management Inc. ("JPMorgan"), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

--------------------------------------------------------------------------------
JNL/JPMorgan U.S. Government & Quality Bond Fund
     Jackson  National  Asset  Management,   LLC  (and  J.P.  Morgan  Investment
     Management Inc.)

          Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government; and (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government. Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages; (iv) mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government; (v) collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. government; (vi) repurchase agreements collateralized by any of the foregoing; and (vii) other investments (such as derivatives contracts) related to those listed above.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P 500 Index Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to match the performance of the S&P 500(R) Index. The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to match the performance of the S&P 400(R) Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Small Cap Index Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to match the performance of the Russell 2000(R) Index. The capitalization range for the Russell 2000 Index is currently approximately $25 million at the bottom of the range and $4.8 billion at the top of the range. The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management International Index Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to match the performance of the Morgan Stanley Capital International Europe Australasia Far East Free Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Bond Index Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to match the performance of the Lehman Brothers Aggregate Bond Index. The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

--------------------------------------------------------------------------------
JNL/PIMCO Total Return Bond Fund
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

          Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.

--------------------------------------------------------------------------------
JNL/Select Balanced Fund
     Jackson National Asset Management,  LLC (and Wellington Management Company,
     LLP)

          Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities. The Fund may invest in any type or class of security.

--------------------------------------------------------------------------------
JNL/Select Value Fund
     Jackson National Asset Management,  LLC (and Wellington Management Company,
     LLP)

          Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks.

--------------------------------------------------------------------------------
JNL/S&P Disciplined Moderate Fund
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

          Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

--------------------------------------------------------------------------------
*Under CONTRACT CHARGES, in the subsection entitled "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 5") Charge," please replace the 6th and 7th sentences with the following.

     The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

--------------------------------------------------------------------------------
*Under CONTRACT CHARGES, in the subsection entitled "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 6") Charge," please replace the 6th and 7th sentences with the following.

     Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

--------------------------------------------------------------------------------
*Under CONTRACT CHARGES, in the subsection entitled "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up ("MarketGuard 5") Charge," please replace the 7th and 8th sentences with the following.

     The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

In addition, effective October 6, 2008, MarketGuard 5 is no longer available to add to a contract.

--------------------------------------------------------------------------------
*Under CONTRACT CHARGES, in the subsection entitled "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Advantage") Charge," please replace the last two sentences of the second paragraph with the following.

     The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

--------------------------------------------------------------------------------
*Under CONTRACT CHARGES, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent") Charge," please replace the last two sentences of the second paragraph with the following.

     The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

--------------------------------------------------------------------------------
*Under CONTRACT CHARGES, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent With Joint Option") Charge," please replace the last two sentences of the second paragraph with the following.

     The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

--------------------------------------------------------------------------------
*Under CONTRACT CHARGES, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom") Charge," please replace the last sentence of the first paragraph with the following.

     Upon  termination  of  the  endorsement,   including  upon  conversion  (if
     conversion is permitted), the charge is prorated for the period since the last monthly charge.

In addition, the name of this benefit has changed from "LifeGuard Freedom" to "LifeGuard Freedom GMWB".

--------------------------------------------------------------------------------
*Under CONTRACT CHARGES, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom With Joint Option") Charge," please replace the last sentence of the first paragraph with the following.

     Upon  termination  of  the  endorsement,   including  upon  conversion  (if
     conversion is permitted), the charge is prorated for the period since the last monthly charge.

In addition, the name of this benefit has changed from "LifeGuard Freedom With Joint Option" to "LifeGuard Freedom GMWB With Joint Option".

--------------------------------------------------------------------------------
*Under ACCESS TO YOUR MONEY, at the end of the subsection entitled "7% Guaranteed Minimum Withdrawal Benefit ("SafeGuard 7 Plus")," please add the following.

     Conversion. You may convert this 7% GMWB to the 5% GMWB With Annual Step-Up (AutoGuard 5); the 6% GMWB With Annual Step-Up (AutoGuard 6); the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

     With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 7% GMWB that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 7% GMWB. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

     There are several important factors to consider when deciding whether to convert your 7% GMWB. Converting to AutoGuard 5 or AutoGuard 6 may be advantageous if you desire the potential for annual Step-Ups of the GWB for a period of no less than 12 years rather than Step-Ups every five years. The annual Step-Ups may result in a higher GWB and, subsequently, a higher GAWA. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit. You will also be receiving a lower GAWA percentage of 5% for AutoGuard 5, or 6% for AutoGuard 6, instead of the current 7% you are receiving under your 7% GMWB, and this may result in a consistently lower GAWA if the GWB does not increase upon the Step-Ups.

     Converting your 7% GMWB to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. You may also be receiving a lower GAWA percentage under LifeGuard Freedom GMWB or LifeGuard Freedom with GMWB Joint Option instead of the current 7% you are receiving under your 7% GMWB. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 63 for LifeGuard Freedom GMWB. For LifeGuard Freedom GMWB with Joint Option, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 62. Finally, the new GWB upon any conversion of your 7% GMWB would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1 in Appendix D.)

     Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

--------------------------------------------------------------------------------
*Under ACCESS TO YOUR MONEY, in the subsection entitled "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 5")," in the part entitled "Termination," please replace the last sentence of the paragraph with the following.

     The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.

--------------------------------------------------------------------------------
*Under ACCESS TO YOUR MONEY, at the end of the subsection entitled "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 5")," please add the following.

     Conversion. You may convert this 5% GMWB With Annual Step-Up to For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

     With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 5% GMWB With Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

     There are several important factors to consider when deciding whether to convert your 5% GMWB With Annual Step-Up. Converting your 5% GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 63 for LifeGuard Freedom GMWB. For LifeGuard Freedom GMWB with Joint Option, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 62.

     Finally, the new GWB upon any conversion of your 5% GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1 in Appendix D.)

     Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

--------------------------------------------------------------------------------
*Under ACCESS TO YOUR MONEY, in the subsection entitled "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 6")," in the part entitled "Termination," please replace the last sentence of the paragraph with the following.

     The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.

--------------------------------------------------------------------------------
*Under ACCESS TO YOUR MONEY, at the end of the subsection entitled "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 6")," please add the following.

     Conversion. You may convert this 6% GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

     With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 6% GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 6% GMWB With Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

     There are several important factors to consider when deciding whether to convert your 6% GMWB With Annual Step-Up. Converting your 6% GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 63 for LifeGuard Freedom GMWB. For LifeGuard Freedom GMWB with Joint Option, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 62. Depending on the age at which you convert, you may also decrease your GAWA percentage and GAWA.

     Finally, the new GWB upon any conversion of your 6% GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1 in Appendix D.)

     Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

--------------------------------------------------------------------------------
*Under ACCESS TO YOUR MONEY, in the subsection entitled "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up ("MarketGuard 5")," in the part entitled "Termination," please replace the last sentence of the paragraph with the following.

     The 5% GMWB Without Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.

--------------------------------------------------------------------------------
*Under ACCESS TO YOUR MONEY, at the end of the subsection entitled "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up ("MarketGuard 5")," please add the following.

     Conversion. You may convert this 5% GMWB Without Step-Up to the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (SafeGuard Max); the 5% GMWB With Annual Step-Up (AutoGuard 5); the 6% GMWB With Annual Step-Up (AutoGuard 6); the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

     With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% GMWB Without Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 5% GMWB Without Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

     There are several important factors to consider when deciding whether to convert your 5% GMWB Without Step-Up. Converting your 5% GMWB Without Step-Up to SafeGuard Max may be advantageous if you desire the potential for Step-Ups of the GWB every five years. Step-Ups are not automatic and must be elected by you. Step-Ups may result in a higher GWB and, subsequently, a higher GAWA. You will also be receiving a higher GAWA percentage of at least 7% for SafeGuard Max, instead of the current 5% you are receiving under your 5% GMWB Without Step-Up. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

     Converting your 5% GMWB Without Step-Up to AutoGuard 5 or AutoGuard 6 may be advantageous if you desire the potential for automatic annual Step-Ups of the GWB for a period of no less than 12 years rather than no Step-Ups. The annual Step-Ups may result in a higher GWB and, subsequently, a higher GAWA. You will also be receiving the same GAWA percentage of 5% for AutoGuard 5, and a higher GAWA percentage of 6% for AutoGuard 6, instead of the current 5% you are receiving under your 5% GMWB Without Step-Up. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

     Converting your 5% GMWB Without Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Depending on the age at which you convert, you may also increase your GAWA percentage. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 63 for LifeGuard Freedom GMWB. For LifeGuard Freedom GMWB with Joint Option, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 62.

     Finally, the new GWB upon any conversion of your 5% GMWB Without Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1 in Appendix D.)

     Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

--------------------------------------------------------------------------------
*Under ACCESS TO YOUR MONEY, in the subsection entitled "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Advantage")," please replace the part entitled "Termination" with the following.

     Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

--------------------------------------------------------------------------------
*Under ACCESS TO YOUR MONEY, at the end of the subsection entitled "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Advantage")," please add the following.

     Conversion. You may convert this 5% for Life GMWB With Bonus and Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

     With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% for Life GMWB With Bonus and Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. Depending on the age at which you convert, the charge of LifeGuard Freedom GMWB may be higher than that currently charged for this 5% for Life GMWB With Bonus and Annual Step-Up. The charge of LifeGuard Freedom GMWB with Joint Option will be higher than that currently charged for this For Life GMWB With Bonus and Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

     There are several important factors to consider when deciding whether to convert your 5% for Life GMWB With Bonus and Annual Step-Up. Converting your 5% for Life GMWB With Bonus and Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA% and annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase). Additionally, LifeGuard Freedom GMWB offers a bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. For LifeGuard Freedom GMWB with Joint Option, subject to the age at which you convert, the bonus provision may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon Step-Ups. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 63 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 62 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 65 under your 5% for Life GMWB With Bonus and Annual Step-Up. Furthermore, depending on the age at which you convert, you may be increasing the cost of your GMWB when converting to LifeGuard Freedom GMWB. And you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option. Additionally when converting to LifeGuard Freedom GWMB with Joint Option, depending on the age at which you convert, you may be subject to a lower bonus than currently available under your 5% for Life GMWB With Bonus and Annual Step-Up.

     Finally, the new GWB upon any conversion of your 5% for Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1 in Appendix D.)

     Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

--------------------------------------------------------------------------------
*Under ACCESS TO YOUR MONEY, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent")," please replace the part entitled "Termination" with the following.

     Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

--------------------------------------------------------------------------------
*Under ACCESS TO YOUR MONEY, at the end of the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent")," please add the following.

     Conversion. You may convert this For Life GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

     With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of LifeGuard Freedom GMWB will the same as that currently charged for this For Life GMWB With Annual Step-Up. The charge of LifeGuard Freedom GMWB with Joint Option will be higher than that currently charged for this For Life GMWB With Bonus and Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

     There are several important factors to consider when deciding whether to convert your For Life GMWB With Annual Step-Up. Converting your For Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. In addition, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option. Furthermore, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 63 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 62 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Annual Step-Up.

     Finally, the new GWB upon any conversion of your For Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1 in Appendix D.)

     Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

--------------------------------------------------------------------------------
*Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent With Joint Option")," please replace the part entitled "Termination" with the following.

     Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

     * The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

--------------------------------------------------------------------------------
*Under ACCESS TO YOUR MONEY, at the end of the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent With Joint Option")," please add the following.

     Conversion. You may convert this Joint For Life GMWB With Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

     With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this Joint For Life GMWB With Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

     There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Annual Step-Up. Converting your Joint For Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 62 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Annual Step-Up.

     Finally, the new GWB upon any conversion of your Joint For Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1 in Appendix D.)

     Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

--------------------------------------------------------------------------------
*Under ACCESS TO YOUR MONEY, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom")," please replace the corresponding part of the beginning of the subsection with the following.

     For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom GMWB"). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

          The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

          For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

          The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 63. If the Owner (or oldest Owner) is 63 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

          If this GMWB was added to your Contract prior to October 6, 2008, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

          The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

          So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

          Or

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

          The GWB is the guaranteed amount available for future periodic withdrawals.

          Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

     Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

     This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

--------------------------------------------------------------------------------
*Under ACCESS TO YOUR MONEY, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom")," in the part entitled "Election," please replace the last sentence of the first full paragraph with the following.

     The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

--------------------------------------------------------------------------------
*Under ACCESS TO YOUR MONEY, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom")," in the part entitled "Withdrawals," please replace the last sentence of the first full paragraph and the corresponding table with the following.

     The GAWA percentage for each age group is:

                                        Ages             GAWA Percentage
                                 ------------------- ------------------------
                                 ------------------- ------------------------
                                      45 - 74                  5%
                                      75 - 80                  6%
                                        81+                    7%

--------------------------------------------------------------------------------
*Under ACCESS TO YOUR MONEY, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom")," just before the part entitled "Premiums," add the following.

     Guaranteed Withdrawal Balance Adjustment. If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

     The GWB Adjustment Date is the later of:

     * The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or

     * The 10th Contract Anniversary following the effective date of this endorsement.

     The GWB adjustment is determined as follows:

     * On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

     * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

     * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

     If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)

--------------------------------------------------------------------------------
*Under ACCESS TO YOUR MONEY, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom")," please replace the part entitled "Step-Up" with the following.

     Step-Up. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

     If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

     Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the Owner is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

     Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

     In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

     Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

     ---------------------------------------------------------------------------
     With a Step-Up -

          The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).

          If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

          * If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.

          * The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.

          For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

          *    The GAWA percentage multiplied by the new GWB, Or

          *    The GAWA prior to Step-Up.
     ---------------------------------------------------------------------------

     The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

     Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

     -------------------------------------------------------------------
     When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable -

          The quarterly adjusted Contract Value is equal to the greater of:

          * The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or

          *    Zero.
     --- --- -----------------------------------------------------------

     -------------------------------------------------------------------
     When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable -

          The quarterly adjusted Contract Value is equal to the greater of:

          * The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

          *    Zero.
     -----------------------------------------------------------

     FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

     Upon Step-Up on or after the 11th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

     The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner's attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

     Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

--------------------------------------------------------------------------------
*Under ACCESS TO YOUR MONEY, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom")," please replace the part entitled "Spousal Continuation" with the following.

     Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

     * Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          *    Upon the Owner's death, the For Life Guarantee is void.

          * Only the GWB is payable while there is value to it (until depleted).

          *    The GWB adjustment provision is void.

          * Step-Ups will continue as permitted in accordance with the Step-Up rules above.

          *    Contract   Anniversaries   will  continue  to  be  based  on  the
               Contract's Issue Date.

          * If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

          * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

     *    Continue the Contract without this GMWB (GMWB is terminated).

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

     For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 114.

--------------------------------------------------------------------------------
*Under ACCESS TO YOUR MONEY, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom")," please replace the part entitled "Termination" with the following.

     Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

          In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

--------------------------------------------------------------------------------
*Under ACCESS TO YOUR MONEY, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom")," please replace the part entitled "Bonus" in its entirety with the following.

     Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

     ---------------------------------------------------------------------------
     The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.

     * When this GMWB is added to the Contract, the Bonus Base equals the GWB.

     * With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.

     * With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

     The Bonus Base can never be more than $5 million.

     The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
     ---------------------------------------------------------------------------

     When the bonus is applied:

     *    The GWB is recalculated, increasing by 7% of the Bonus Base.

     * If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

     Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

     The Bonus is only available during the Bonus Period. If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner's (if Joint Owners, the oldest Owner's) 80th birthday. (See example below.)

     The Bonus Period ends on the earlier of:

     * The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or

     *    The date the Contract Value is zero.

     The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

     The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2008. At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033. (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

     If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:

     * The tenth Contract Anniversary after the effective date of the endorsement;

     * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

     *    The date Contract Value is zero.

     If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.

     Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
     ---------------------------------------------------------------------------

--------------------------------------------------------------------------------
*Under ACCESS TO YOUR MONEY, at the end of the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom")," please add the following.

     Conversion. You may convert this For Life GMWB With Bonus and Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). In addition, if this GMWB was added to your Contract before October 6, 2008, you may convert this For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) to a newer version of this same LifeGuard Freedom GMWB, which will include the GWB adjustment, re-determination of the GAWA% and Bonus Period re-start provisions described above. Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

     With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the For Life GMWB With Bonus and Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the newer version of LifeGuard Freedom GMWB will be the same as that currently charged for this For Life GMWB With Bonus and Annual Step-Up. The charge of LifeGuard Freedom GMWB with Joint Option will be higher than that currently charged for this For Life GMWB With Bonus and Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

     There are several important factors to consider when deciding whether to convert your For Life GMWB With Bonus and Annual Step-Up. Converting your For Life GMWB With Bonus and Annual Step-Up to the newer version of LifeGuard Freedom GMWB or to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, to reset the bonus provision upon Step-Ups of the Bonus Base over a certain time period (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. However, again, you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 63 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 62 for LifeGuard Freedom GMWB with Joint Option instead of the attained age of 59 1/2 if this GMWB was added to your Contract before October 6, 2008. Furthermore, when converting to LifeGuard Freedom GWMB with Joint Option, depending on the age at which you convert, you may be subject to a lower bonus than currently available under your For Life GMWB With Bonus and Annual Step-Up.

     Finally, the new GWB upon any conversion of your For Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1 in Appendix D.)

     Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

--------------------------------------------------------------------------------
*Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom With Joint Option")," please replace the corresponding part of the beginning of the subsection with the following.

     Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom GMWB With Joint Option"). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

--------------------------------------------------------------------------------
*Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom With Joint Option")," please replace the first bullets and corresponding part found toward the beginning of the subsection with the following.

     * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

          The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 62. If the youngest Covered Life is 62 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

          If this GMWB was added to your Contract prior to October 6, 2008, the For Life Guarantee became effective when this GMWB is added to the Contract.

          The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

          So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     Or

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

          The GWB is the guaranteed amount available for future periodic withdrawals.

     Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

     Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

     This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

--------------------------------------------------------------------------------
*Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom With Joint Option")," in the part entitled "Election," please replace the last sentence of the first full paragraph with the following.

     The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

--------------------------------------------------------------------------------
*Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom With Joint Option")," in the part entitled "Withdrawals," please replace the last sentence of the first full paragraph and the corresponding table with the following.

     The GAWA percentage for each age group is:

                                        Ages             GAWA Percentage
                                 ------------------- ------------------------
                                 ------------------- ------------------------
                                      45 - 74                  5%
                                      75 - 80                  6%
                                        81+                    7%

--------------------------------------------------------------------------------
*Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom With Joint Option")," just before the part entitled "Premiums," add the following.

     Guaranteed Withdrawal Balance Adjustment. If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

     The GWB Adjustment Date is the later of:

     * The Contract Anniversary on or immediately following the youngest Covered Life's 76th birthday, Or

     * The 10th Contract Anniversary following the effective date of this endorsement.

     The GWB adjustment is determined as follows:

     * On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

     * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

     * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

     If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)

--------------------------------------------------------------------------------
*Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom With Joint Option")," please replace the part entitled "Step-Up" with the following.

     Step-Up. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

     If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

     Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

     Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

     In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

     Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

     ---------------------------------------------------------------------------
     With a Step-Up -

          The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).

          If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

          * The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.

          For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

          *    The GAWA percentage multiplied by the new GWB, Or

          *    The GAWA prior to Step-Up.
     --------------------------------------------------------------------

     The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

     Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

     -------------------------------------------------------------------
     When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable -

          The quarterly adjusted Contract Value is equal to the greater of:

          * The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or

          *    Zero.
     --- --- -----------------------------------------------------------

     -------------------------------------------------------------------
     When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable -

          The quarterly adjusted Contract Value is equal to the greater of:

          * The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

          *    Zero.
     --- --- -----------------------------------------------------------

     FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

     Upon Step-Up on or after the 11th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

     The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life's attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

     Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

--------------------------------------------------------------------------------
*Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom With Joint Option")," please replace the part entitled "Spousal Continuation" with the following.

     Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

     * Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

               If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

          * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

          * If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above. The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

               If the surviving spouse it not a Covered Life, the GWB adjustment is null and void.

          * Step-Ups will continue as permitted in accordance with the Step-Up rules above.

          * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

          * If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

          * If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date. The GAWA percentage will not change on future Step-Ups.

          * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

          * A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

     * Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

     * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

     For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 114.

--------------------------------------------------------------------------------
*Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom With Joint Option")," please replace the part entitled "Termination" with the following.

     Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

     * The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

--------------------------------------------------------------------------------
*Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom With Joint Option")," please replace the part entitled "Bonus" in its entirety with the following.

     Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 5% of the Bonus Base (defined below)(7% of the Bonus Base if the youngest Covered Life is 59 or older when this GMWB is added to the Contract) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

     * How the bonus is calculated; What happens to the Bonus Base (and bonus) with a withdrawal, premium payment,

     *    and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

     ---------------------------------------------------------------------------
     The bonus equals 5% of the Bonus Base (7% of the Bonus Base if the youngest Covered Life is 59 or older when this GMWB is added to the Contract), which is an amount that may vary after this GMWB is added to the Contract, as described immediately below. (If this GMWB was added to the Contract before October 6, 2008, the bonus equals 7% of the Bonus Base for all ages.)

     * When this GMWB is added to the Contract, the Bonus Base equals the GWB.

     * With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.

     * With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

     The Bonus Base can never be more than $5 million.

     The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
     ---------------------------------------------------------------------------

     When the bonus is applied:

     * The GWB is recalculated, increasing by 5% (7% if the youngest Covered Life is 59 or older when this GMWB is added to the Contract) of the Bonus Base. (If this GMWB was added to the Contract before October 6, 2008, the GWB increases by 7% for all ages.)

     * f the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

     Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

     The Bonus is only available during the Bonus Period. If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. (See example below.)

     The Bonus Period ends on the earlier of:

     * The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or

     *    The date the Contract Value is zero.

     The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

     The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2008. At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033. (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

     If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:

     * The tenth Contract Anniversary after the effective date of the endorsement;

     * The Contract Anniversary on or immediately following the youngest Covered Life's 81st birthday; or

     *    The date Contract Value is zero.

     If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.

     Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
     ---------------------------------------------------------------------------

--------------------------------------------------------------------------------
*Under ACCESS TO YOUR MONEY, at the end of the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom With Joint Option")," please add the following.

     Conversion. If this GMWB was added to your Contract before October 6, 2008, you may convert this Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option) to a newer version of this same LifeGuard Freedom GMWB with Joint Option, which will include the GWB adjustment, re-determination of the GAWA% and Bonus Period re-start provisions described above. Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

     With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the newer version of LifeGuard Freedom GMWB with Joint Option will be the same as that currently charged for this Joint For Life GMWB With Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

     There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Bonus and Annual Step-Up. Converting your Joint For Life GMWB With Bonus and Annual Step-Up to the newer version of LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, to reset the bonus provision upon annual Step-Ups of the Bonus Base over a certain time period (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your Bonus Base if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. However, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 62 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement if this GMWB was added to your Contract before October 6, 2008.

     Finally, the new GWB upon any conversion of your Joint For Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1 in Appendix D.)

     Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

--------------------------------------------------------------------------------
*Under TAXES, in the subsection entitled "Owner Control," please replace the second paragraph with the following.

     The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 90 Investment Divisions and at least one Fixed Account option, although a Contract Owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time. The second difference is that the Owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.

--------------------------------------------------------------------------------
*Under APPENDIX D, in Example 1c, please replace the first bullet with the following.

     Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement. If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

--------------------------------------------------------------------------------
*Under APPENDIX D, in Example 1, in the part entitled "Notes," please add the following bullet.

     If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your initial GWB adjustment is set equal to 200% times your initial GWB.

--------------------------------------------------------------------------------
*Under APPENDIX D, in Example 2, please replace the last bullet with the following.

     |X| If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of a step-up is greater than the BDB.

--------------------------------------------------------------------------------
*Under APPENDIX D, in Example 3, in the part entitled "Notes," please add the following bullets.

     If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision:

     - If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 3a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 200% of the additional premium payment. The resulting GWB adjustment is $200,000 + $100,000 = $300,000.

     - If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 100% of the additional premium payment. The resulting GWB adjustment is $200,000 + $50,000 = $250,000.

--------------------------------------------------------------------------------
*Under APPENDIX D, in Example 4, in the part entitled "Notes," please add the following bullet.

     If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

--------------------------------------------------------------------------------
*Under APPENDIX D, in Example 5, in the part entitled "Notes," please add the following bullet.

     If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

--------------------------------------------------------------------------------
*Under APPENDIX D, please replace Example 6 in its entirety with the following.

     Example 6: Upon step-up, your GWB and GAWA are re-determined. (This example only applies if your endorsement contains a Step-Up provision.)

     |X| Example 6a: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

               Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

               If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

               - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

               However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

               - If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

                    o Your GAWA% is set to 6%, since your Contract Value (or highest quarterly Contract Value, as applicable)($200,000) is greater than your BDB ($100,000).

                    o Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

                    o Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up
                         ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000). If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

               - If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

     |X| Example 6b: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

               Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

               Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

               - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

               If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB. However, in this case, it is assumed that your initial Premium is $100,000. Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%. In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or
               2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($90,000).

               If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

               - Even if your endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.

     |X|  Notes:

          Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up. If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

          If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

          If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

          If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

          If  your  endorsement   contains  a  Guaranteed   Withdrawal   Balance
          Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.

          If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

-------------------------------------------------------------------------------
*Under APPENDIX D, please replace Example 7 in its entirety with the following.

     Example 7: Impact of the order of transactions. (This example only applies if your endorsement contains a Step-Up provision.)

     |X| Example 7a: If prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

          If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable). At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of
          1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

          - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

          - If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

          - If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

               If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

          - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

          - If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

          - If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($195,000).

     |X|  Notes:

          As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

          - If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

          - If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

          - Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

          This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD. Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.

          If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

          If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

          If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the first withdrawal (if not previously determined).

          - If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.

          If  your  endorsement   contains  a  Guaranteed   Withdrawal   Balance
          Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.

          If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

          If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

          Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

--------------------------------------------------------------------------------
*Under APPENDIX D, in Example 8, in the part entitled "Notes," please add the following bullets.

     If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not impacted by the application of the bonus.

     If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since the GWB adjustment is not impacted by the application of the bonus.

--------------------------------------------------------------------------------
*Under APPENDIX D, in Example 9, please replace the part entitled "Notes," in its entirety with the following.

     |X|  Notes:

          If your endorsement is effective prior to 03/31/2008, your reset date is the Contract Anniversary on or immediately following your 65th birthday (or the youngest Covered Life's 65th birthday if your endorsement is a For Life GMWB with Joint Option).

          If your endorsement is effective on or after 03/31/2008 and before 10/06/2008, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2.

          If your endorsement is effective on or after 10/06/2008, your reset date is the Contract Anniversary on or immediately following your 63rd birthday (or the youngest Covered Life's 62nd birthday if your endorsement is a For Life GMWB with Joint Option).

--------------------------------------------------------------------------------
*Under APPENDIX D, in Example 10, please replace the part entitled "Notes," in its entirety with the following.

     |X|  Notes:

          If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life 62nd birthday.

          If your  endorsement  contains a Guaranteed  Withdrawal  Balance Bonus
          provision,   your  bonus  base  remains   unchanged  at  the  time  of
          continuation.

          If your endorsement contains a varying benefit percentage, your BDB remains unchanged at the time of continuation.

--------------------------------------------------------------------------------
*Under APPENDIX D, please add Example 11 to the end of appendix.

     Example 11: Upon application of the Guaranteed Withdrawal Balance adjustment, your GWB is re-determined. (This example only applies if your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision.)

     |X| Example 11a: If on the GWB Adjustment Date, your GWB is $160,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

          Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($160,000) or 2) the GWB adjustment ($200,000).

     |X| Example 11b: If on the GWB Adjustment Date, your GWB is $210,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

          Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($210,000) or 2) the GWB adjustment ($200,000).

     |X|  Notes:

          The GWB adjustment provision is terminated on the GWB Adjustment Date after the GWB adjustment is applied (if any). Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

          No adjustment is made to your bonus base since the bonus base is not impacted by the GWB adjustment.

          If your endorsement allows for re-determination of the GAWA%, no adjustment is made to your BDB since the BDB is not impacted by the GWB Adjustment.

--------------------------------------------------------------------------------
*Under APPENDIX E, please insert the following just before the last paragraph.

     Effective October 6, 2008, the name of the following Investment Division changed (whether or not in connection with a sub-adviser change):

         JNL/AIM Real Estate Fund to JNL/AIM Global Real Estate Fund.

     Also effective October 6, 2008, the Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is available yet:

         JNL/Goldman Sachs Emerging Markets Debt Fund;
         JNL/M&G Global Basics Fund;
         JNL/M&G Global Leaders Fund;
         JNL/Mellon Capital Management Pacific Rim 30 Fund;
         JNL/Mellon Capital Management European 30 Fund; and
         JNL/Red Rocks Listed Private Equity Fund.

  (To be used with NV5526 Rev. 03/08)
                                                                 NMV2053NY 10/08

PART C.  OTHER INFORMATION

Item 24        Financial Statements and Exhibits

               (a) Financial Statements:

                     (1) Financial statements and schedules included in Part A:

                                 Not Applicable

                     (2)   JNLNY Separate Account I

                            Report of Independent Registered Public Accounting
                              Firm
                            Statements of Assets and Liabilities as of
                              December 31, 2007
                            Statement of Operations for the period ended
                              December 31, 2007
                            Statement of Changes in Net Assets for the periods
                              ended December 31, 2007 and 2006
                            Notes to Financial Statements

                            Jackson National Life Insurance Company of New York

                            Report of Independent Registered Public Accounting
                              Firm
                            Balance Sheets for the years ended December 31,
                              2007 and 2006
                            Income Statements for the years ended December 31,
                              2007, 2006 and 2005
                            Statements of Stockholder's Equity and
                              Comprehensive Income for the years ended
                              December 31, 2007, 2006 and 2005
                            Statements of Cash Flows for the years ended
                              December 31, 2007, 2006 and 2005
                            Notes to Financial Statements

Item 24. (b)      Exhibits

Exhibit No.        Description

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.   Not Applicable

3.

     a. General Distributor Agreement dated September 19, 1997, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

     b. Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

4.

     a. Form of the Perspective Focus Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

     b.   Specimen  of  Tax  Sheltered  Annuity  Endorsement,   incorporated  by
          reference to Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

     c. Specimen of Retirement Plan Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

     d. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

     e. Specimen of Roth IRA Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

     f. Form of Earnings Protection Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

     g.   Form  of  Maximum   Anniversary   Value  Death  Benefit   Endorsement,
          incorporated by reference to Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

     h. Form of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

     i. Form of Waiver of Withdrawal Charges for Extended Care Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

     j. Form of Amended 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on May 8, 2002 (File Nos. 333-81266 and 811-08401).

     k. Form of Reduced Administration Charge Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on May 8, 2002 (File Nos. 333-81266 and 811-08401).

     l. Form of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on May 8, 2002 (File Nos. 333-81266 and 811-08401).

     m.   Form   of   Guaranteed   Minimum   Withdrawal   Benefit   Endorsement,
          incorporated by reference to Registrant's Post-Effective Amendment No. 2 filed on November 1, 2002 (File Nos. 333-81266 and 811-08401).

     n. Form of Fixed Account Option Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 2 filed on November 1, 2002 (File Nos. 333-81266 and 811-08401).

     o. Specimen of Charitable Remainder Trust Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

     p.   Specimen  of  Guaranteed  Minimum   Withdrawal  Benefit   Endorsement,
          incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

     q. Specimen of the 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 18 filed on June 20, 2005 (File Nos. 333-70384 and 811-08401).

     r. Specimen of the 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 18 filed on June 20, 2005 (File Nos. 333-70384 and 811-08401).

     s. Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

     t. Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

     u. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

     v. Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

     w. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

     x. Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

     y. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

     z. Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

     aa. Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

     bb. Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos.333-70472 and 811-08664).

     cc. Specimen of the For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

     dd. Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

     ee. Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, attached hereto.

     ff. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, attached hereto.

5.

     a. Form of the Perspective Focus Fixed and Variable Annuity Application, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on May 8, 2002 (File Nos. 333-81266 and 811-08401).

     b. Form of the Perspective Focus Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on April 30, 2003 (File Nos. 333-81266 and 811-08401).

6.

     a. Declaration and Charter of Depositor, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

     b. By-laws of Depositor, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

7.

     a. Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to Registrant's Pre-Effective Amendment No. 4 filed on December 15, 2003 (File Nos. 333-37175 and 811-08401).

     b. Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

     c. Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date October 6, 2008, attached hereto.

8.   Not Applicable

9.   Opinion and Consent of Counsel, attached hereto.

10.  Consent of Independent Registered Public Accounting Firm, attached hereto.

11.  Not Applicable

12.  Not Applicable

Item 25. Directors and Officers of the Depositor


Name and Principal                                Positions and Offices with Depositor
Business Address

Donald B. Henderson, Jr.                          Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous                                 Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo                                 Director
200 Manor Road
Douglaston, New York 11363

Gary H. Torgow                                    Director
220 West Congress
Detroit, MI 48226-3213

John C. Colpean                                   Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Richard D. Ash                                    Vice President
1 Corporate Way
Lansing, MI 48951

John B. Banez                                     Vice President
1 Corporate Way
Lansing, MI 48951

James P. Binder                                   Senior Vice President &
1 Corporate Way                                   Treasurer
Lansing, MI 48951

John H. Brown                                     Vice President & Director
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                                 Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                                    Vice President & Director
1 Corporate Way
Lansing, MI 48951

James B. Croom                                    Vice President & Deputy
1 Corporate Way                                   General Counsel
Lansing, MI 48951

George D. Daggett                                 Illustration Officer
7601 Technology Way
Denver, CO 80237

Lisa C. Drake                                     Senior Vice President -
1 Corporate Way                                   Chief Actuary
Lansing, MI 48951

Phillip Brian Eaves                               Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                                  Senior Vice President &
1 Corporate Way                                   Controller
Lansing, MI 48951

James D. Garrison                                 Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                                  Vice President, Assistant
1 Corporate Way                                   Secretary & Director
Lansing, MI 48951

Clifford S. Hale, M.D.                            Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson                                   Vice President
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping                                 Executive Vice President,
1 Corporate Way                                   Chief Financial Officer,
Lansing, MI 48951                                 Chairman of the Board,
                                                  & Director

Stephen A. Hrapkiewicz, Jr.                       Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                  Executive Vice President &
7601 Technology Way                               Chief Distribution Officer
Denver, CO 80237

Everett W. Kunzelman                              Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                             President & Chief Executive
1 Corporate Way                                   Officer
Lansing, MI 48951

Herbert G. May III                                Chief Administrative Officer
275 Grove St Building 2                           & Director
4th floor
Auburndale, MA 02466

Thomas J. Meyer                                   Senior Vice President,
1 Corporate Way                                   General Counsel,
Lansing, MI 48951                                 Secretary & Director

Keith R. Moore                                    Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                                     Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                                 Executive Vice President &
1 Corporate Way                                   Chief Information Officer
Lansing, MI 48951

Mark D. Nerud                                     Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Russell E. Peck                                   Vice President & Director
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                                Vice President
1 Corporate Way
Lansing, MI 48951

Greg B. Salsbury                                  Vice President & Director
7601 Technology Way
Denver, CO 80237

William R. Schulz                                 Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith                                 Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                                    Executive Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                                 Vice President
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                             Vice President
1 Corporate Way
Lansing, MI 48951

Eamon J. Twomey                                   Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                                  Chief Operating Officer
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Item 26.   Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company                      State of Organization      Control/Ownership          Business Principal

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Brooke GP                    Delaware                   99% Brooke (Holdco 1)      Holding Company
                                                        Inc.                       Activities

                                                        1% Brooke (Holdco 2)
                                                        Inc.

Brooke LLC                   Delaware                   77% Prudential (US         Holding Company
                                                        Holdco 2) Limited          Activities

                                                        23% Brooke (Jersey)
                                                        Limited

Brooke (Holdco 1) Inc.       Delaware                   100% Prudential (US        Holding Company
                                                        Holdco 3) BV               Activities

Brooke (Holdco 2) Inc.       Delaware                   100% Brooke (Holdco 1)     Holding Company
                                                        Inc.                       Activities

Brooke Holdings LLC          Delaware                   100% Nicole Finance        Holding Company
                                                        Inc.                       Activities

Brooke Holdings (UK)         United Kingdom             100% Brooke GP             Holding Company
Limited                                                                            Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings       Investment Related
                                                        LLC                        Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings       Life Insurance
Company                                                 LLC

Brooke (Jersey) Limited      United Kingdom             100% Prudential (US        Holding Company
                                                        Holdco 2) Limited          Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Curian Clearing LLC          Michigan                   100% Jackson National      Broker/Dealer
(formerly, BH Clearing                                  Life Insurance Company
LLC)

Equestrian Pointe            Illinois                   100% Jackson National      Real Estate Investment
Investors, L.L.C.                                       Life Insurance Company

GCI Holding Corporation      Delaware                   75.8% Jackson National     Holding Company/
                                                        Life Insurance Company     Jackson Inveestment

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware LLC         Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer and
d/b/a INVEST Financial                                  Holdings Inc.              Investment Adviser
Corporation

Investment Centers of        North Dakota               100% IFC Holdings, Inc.    Broker/Dealer and
America, Inc.                                                                      Investment Adviser

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson Investment           Michigan                   100% Brooke Holdings       Investment Adviser
Management LLC

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors LLC                                        Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

Meadows NRH Associates,      Texas                      100% Meadows NRH, Inc.     Real Estate Investment
L.P.

Meadows NRH, Inc.            Texas                      100% Jackson National      Real Estate Investment
                                                        Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings       Holding Company
Holdings, Inc.                                          LLC                        Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

PGDS (US One) LLC            Delaware                   100% Jackson National      Holding Company
                                                        Life Insurance Company     Activities


PGDS (US Two) LLC            Delaware                   100% PGDS (US One) LLC     Holding Company
                                                                                   Activities

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings       Holding Company
                                                        LLC                        Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings          Scotland                   100% Prudential plc        Holding Company
Limited                                                                            Activities

Prudential Four Limited      United Kingdom             100% Prudential            Holding Company
                                                        Corporation Holdings,      Activities
                                                        Limited


Prudential (US Holdco 1) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) Limited          Activities

Prudential (US Holdco 2) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) BV               Activities

Prudential (US Holdco 3) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 2) BV               Activities

Prudential (US Holdco 1)     United Kingdom             100% Brooke LLC            Holding Company
Limited                                                                            Activities

Prudential (US Holdco 2)     Gibraltar                  100% Holborn Delaware      Holding Company
Limited                                                 LLC                        Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer and
                                                        Holdings, Inc.             Investment Adviser

Squire Reassurance           Michigan                   100% Jackson National      Special Purpose
Company LLC                                             Life Insurance             Financial Captive
                                                        Company                    Insurance Company

Squire Capital I LLC         Michigan                   100% Jackson National      Investment Related
                                                        Life Insurance             Company
                                                        Company

Squire Capital II LLC        Michigan                   100% Jackson National      Investment Related
                                                        Life Insurance             Company
                                                        Company


Item 27.   Number of Contract Owners as of July 31, 2008

         Qualified - 90
         Non-qualified - 137

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

     (a) Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II and the JNLNY Separate Account IV.

     (b)  Directors and Officers of Jackson National Life Distributors, LLC:

Name and Business Address        Positions and Offices with Underwriter

Michael A. Wells                 Manager
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                 Manager, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                   Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                   Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker                       Assistant Vice President
7601 Technology Way
Denver, CO 80237

Lawrence Barredo                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

Janice Blanchard                 Vice President
7601 Technology Way
Denver, CO 80237

James Bossert                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Amy Bozic                        Assistant Vice President
7601 Technology Way
Denver, CO 80237

(Christian) Alex Bremer          Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kristina Brendlinger             Assistant Vice President
7601 Technology Way
Denver, CO 80237

William Britt                    Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                      Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                     Executive Vice President,
7601 Technology Way              National Sales Manager
Denver, CO 80237

Maura Collins                    Vice President
7601 Technology Way
Denver, CO 80237

Christopher Cord                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

George Daggett                   Assistant Vice President
7601 Technology Way
Denver, CO 80237

Carl Donahue                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                  Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                 Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                       Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                      Vice President
7601 Technology Way
Denver, CO 80237

Rupert T. Hall, Jr.              Regional Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                      Vice President and Deputy General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                       Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson                    Regional Vice President
7601 Technology Way
Denver, CO 80237

Georgette Kraag                  Regional Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                    Senior Vice President
7601 Technology Way
Denver, CO 80237

John Koehler                     Vice President
7601 Technology Way
Denver, CO 80237

Brian Lane                       Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                 Executive Vice President
7601 Technology Way
Denver, CO 80237

Barbara Logsdon                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                    Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                   Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                     Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                  Manger and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers                     Regional Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Diane Montana                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kenneth Naes                     Vice President
7601 Technology Way
Denver, CO 80237

Tony Natale                      Assistant Vice President
38705 Seven Mile Road, Suite 251
Livonia, MI 48152-1058

Steve Papa                       Regional Vice President
7601 Technology Way
Denver, CO 80237

Eric Palumbo                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Rafferty                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Justin Rafferty                  Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed                      Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury              Executive Vice President
7601 Technology Way
Denver, CO 80237

Sharon Santella                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer                 Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield               Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Seamount                Vice President
7601 Technology Way
Denver, CO 80237

David Sprague                    Divisional Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky              Senior Vice President
7601 Technology Way
Denver, CO 80237

David Stebenne                   Regional Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                    Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                 Vice President
7601 Technology Way
Denver, CO 80237

Stephanie Valentine              Assistant Vice President
7601 Technology Way
Denver, CO 80237

Asa Wood                         Assistant Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                    Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                      Vice President
7601 Technology Way
Denver, CO 80237

Matthew Yellott                  Assistant Vice President
7601 Technology Way
Denver, CO 80237


         (c)

Name of Principal       Net Underwriting      Compensation on      Brokerage             Compensation
Underwriter             Discounts and         Redemption or        Commissions
                        Commissions           Annuitization


Jackson National Life   Not Applicable        Not Applicable       Not Applicable        Not Applicable
Distributors LLC

Item 30. Location of Accounts and Records

           Jackson National Life Insurance Company
           1 Corporate Way
           Lansing, Michigan 48951

           Jackson National Life Insurance Company
           Institutional Marketing Group Service Center
           1 Corporate Way
           Lansing, Michigan 48951

           Jackson National Life Insurance Company
           7601 Technology Way
           Denver, Colorado 80237

           Jackson National Life Insurance Company
           225 West Wacker Drive, Suite 1200
           Chicago, IL  60606

Item 31. Management Services

           Not Applicable

Item 32. Undertakings and Representations

     a. Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
          (16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

     e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC
          Section 403(b)(11).

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 6th day of October, 2008.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By:  THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, General Counsel,
     Secretary and Director

Jackson National Life Insurance Company of New York
(Depositor)

By:  THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, General Counsel,
     Secretary and Director

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*THOMAS J. MEYER                                        October 6, 2008
Clark P. Manning, Jr.                                   Date
President and Chief Executive Officer

*THOMAS J. MEYER                                        October 6, 2008
Andrew B. Hopping,                                      Date
Executive Vice President, Chief Financial Officer and Director

*THOMAS J. MEYER                                        October 6, 2008
Herbert G. May III                                      Date
Chief Administrative Officer and Director

*THOMAS J. MEYER                                        October 6, 2008
Thomas J. Meyer                                         Date
Senior Vice President, General Counsel, Secretary and Director

*THOMAS J. MEYER                                        October 6, 2008
John H. Brown                                           Date
Vice President and Director

*THOMAS J. MEYER                                        October 6, 2008
Marianne Clone                                          Date
Vice President and Director

*THOMAS J. MEYER                                        October 6, 2008
Julia A. Goatley                                        Date
Vice President; Senior Counsel; Assistant
Secretary; Chief Compliance Officer, Separate
Accounts; Chief Risk Officer and Director

*THOMAS J. MEYER                                        October 6, 2008
Russell E. Peck                                         Date
Vice President and Director

*THOMAS J. MEYER                                        October 6, 2008
Gregory B. Salsbury                                     Date
Vice President and Director

*THOMAS J. MEYER                                        October 6, 2008
Donald B. Henderson, Jr.                                Date
Director

*THOMAS J. MEYER                                        October 6, 2008
David C. Porteous                                       Date
Director

*THOMAS J. MEYER                                        October 6, 2008
Donald T. DeCarlo                                       Date
Director

*THOMAS J. MEYER                                        October 6, 2008
Gary A. Torgow                                          Date
Director

*THOMAS J. MEYER                                        October 6, 2008
John C. Colpean                                         Date
Director

* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney-in-Fact

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoint Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNLNY Separate Account I (333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659
and 333-137485), JNLNY Separate Account II (333-86933), and JNLNY Separate Account IV (333-109762 and 333-118132), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 2nd day of January, 2008.

CLARK P. MANNING, JR.
Clark P. Manning, Jr.
President and Chief Executive Officer

ANDREW B. HOPPING
Andrew B. Hopping
Executive Vice President, Chief Financial Officer and Director

HERBERT G. MAY III
Herbert G. May III
Chief Administrative Officer and Director

THOMAS J. MEYER
Thomas J. Meyer
Senior Vice President, General Counsel and Director

JOHN H. BROWN
John H. Brown
Vice President and Director

MARIANNE CLONE
Marianne Clone
Vice President and Director

JULIA A. GOATLEY
Julia A. Goatley
Vice President, Senior Counsel, Assistant Secretary and Director

RUSSELL E. PECK
Russell E. Peck
Vice President and Director

GREGORY B. SALSBURY
Gregory B. Salsbury
Vice President and Director


DONALD B. HENDERSON, JR.
Donald B. Henderson, Jr.
Director

DAVID L. PORTEUS
David L. Porteous
Director


DONALD T. DECARLO
Donald T. DeCarlo
Director


GARY H. TORGOW
Gary H. Torgow
Director


JOHN C. COLPEAN
John C. Colpean
Director


                                  EXHIBIT LIST

Exhibit No.             Description


4.

ee. Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, attached hereto as EX-4.ee.

ff. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, attached hereto as EX-4.ff.

7.

c. Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date October 6, 2008, attached hereto.

9.   Opinion and Consent of Counsel, attached hereto as EX-9.

10. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.